Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues		$ 89,415,798	$ 64,932,937	$ 48,938,593
Less: Cost of revenues		(58,296,097)	(41,178,356)	(31,277,255)
Gross profit		31,119,701	23,754,581	17,661,338
Operating expenses:
Selling and marketing expenses		3,059,877	2,179,029	2,225,702
Research and development expenses		10,436,975	7,978,883	7,837,873
General and administrative expenses		16,343,936	17,384,393	5,871,622
Total operating expenses		29,840,788	27,542,305	15,935,197
Income (loss) from operations		1,278,913	(3,787,724)	1,726,141
Subsidies and other income, net		2,535,868	779,508	960,784
Other expenses		(107,322)	(92,429)	(84,155)
Income (loss) before income tax and share of income (loss) in equity investees		3,707,459	(3,100,645)	2,602,770
Provision (benefits) for income taxes		835,444	186,615	(112,128)
Income (loss) before share of income (loss) in equity investees		2,872,015	(3,287,260)	2,714,898
Share of income (loss) in equity investees, net of tax		207,363	(145,329)
Net income (loss)		3,079,378	(3,432,589)	2,714,898
Less: Net income (loss) attributable to non-controlling interest		141,139	(162,813)	280,435
Net income (loss) attributable to CLPS Incorporation's shareholders		2,938,239	(3,269,776)	2,434,463
Other comprehensive (loss) income
Foreign currency translation (loss) gain		(571,943)	(429,348)	55,793
Less: foreign currency translation (loss) gain attributable to non-controlling interests		(22,928)	(17,375)	10,200
Other comprehensive (loss) gain attributable to CLPS Incorporation's shareholders		(549,015)	(411,973)	45,593
Comprehensive income (loss) attributable to CLPS Incorporation shareholders		2,389,224	(3,681,749)	2,480,056
Non-controlling interests		118,211	(180,188)	290,635
Total comprehensive income		$ 2,507,435	$ (3,861,937)	$ 2,770,691
Basic earnings (loss) per common share	[1]	$ 0.2	$ (0.24)	$ 0.21
Weighted average number of share outstanding - basic		14,689,224	13,843,764	11,517,123
Diluted earnings (loss) per common share	[1]	$ 0.2	$ (0.24)	$ 0.21
Weighted average number of share outstanding - diluted		14,692,299	13,843,764	11,636,367

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).